BIO-key International, Inc.

3339 Highway 138, Building A, Suite E

Wall, NJ 07719

January 20, 2015

VIA EDGAR

United States Securities and Exchange Commission

Division of Corporation Finance

100 F Street, N.E.

Washington, D.C. 20549

Attention: Mark Shuman

      Branch Chief – Legal

Re:         BIO-key International, Inc.

Amendment No. 1 to Registration Statement on Form S-1

Filed January 6, 2015

File No. 333-200887

Dear Mr. Shuman:

We thank you for your comment letter dated January 15, 2015 (the “Comment Letter”) addressed to BIO-key International, Inc. (the “Company”). The following is in response to the staff’s Comment Letter. The comment is included in bold below and is numbered to correspond to the numbered paragraph in the Comment Letter. The Company’s response immediately follows the comment. Concurrently with the filing of this letter, we have filed Amendment No. 2 to our Registration Statement on Form S-1 (the “Amended Registration Statement”).

Executive Compensation, page 32

1.

Please provide the information required by Item 402 of Regulation S-K for your fiscal year ended December 31, 2014. For guidance, please refer to Question 117.05 of our Regulation S-K Compliance and Disclosure Interpretations.

Response:

The requested revisions have been made. Please see page 32 of the Amended Registration Statement.

United States Securities and Exchange Commission

January 20, 2014

Exhibit 23.1

2.

The auditor’s consent currently on file is dated as of December 12, 2014. Please note that the consent should be dated within 30 days of the effective date of the registration statement and have your auditor provide an updated consent accordingly.

Response:

We have included an updated auditor’s consent as Exhibit 23.1 to the Amended Registration Statement.

We believe that we have adequately responded to your comment. Please direct any questions or comments regarding this letter, the Comment Letter, or the Amended Registration Statement to our counsel, Vincent A. Vietti of Fox Rothschild LLP, at 609 896 4571. Thank you.

Very truly yours,

BIO-KEY INTERNATIONAL, INC.

By: /s/ Michael W. DePasquale

       Michael W. DePasquale

       Chief Executive Officer